Employee Benefit Plans - Components of Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Qualified Pension Plan
Components of net periodic benefit cost
Service cost	$ 0	$ 0	$ 236
Interest cost	665	623	681
Expected return on plan assets	(1,018)	(1,024)	(1,246)
Amortization of prior service cost (credits)	0	0	9
Amortization of net actuarial loss (gain)	111	242	469
Recognized loss due to settlements and curtailments	0	17	58
Net periodic benefit cost (income)	(242)	(142)	207
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	4.85%	4.00%	4.95%
Expected return on plan assets	6.00%	6.50%	8.00%
Rate of compensation increase			4.00%
Non-U.S. Pension Plans
Components of net periodic benefit cost
Service cost	29	32	40
Interest cost	109	98	97
Expected return on plan assets	(137)	(121)	(137)
Amortization of prior service cost (credits)	1	0	0
Amortization of net actuarial loss (gain)	3	2	(9)
Recognized loss due to settlements and curtailments	2	(7)	0
Net periodic benefit cost (income)	7	4	(9)
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	4.30%	4.23%	4.87%
Expected return on plan assets	5.52%	5.50%	6.65%
Rate of compensation increase	4.91%	4.37%	4.42%
Nonqualified and Other Pension Plans
Components of net periodic benefit cost
Service cost	1	1	1
Interest cost	133	120	138
Expected return on plan assets	(124)	(109)	(152)
Amortization of transition obligation	0	0	0
Amortization of prior service cost (credits)	0	0	(3)
Amortization of net actuarial loss (gain)	25	25	8
Recognized loss due to settlements and curtailments	0	2	0
Net periodic benefit cost (income)	35	39	(8)
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	4.55%	3.65%	4.65%
Expected return on plan assets	4.60%	3.75%	5.25%
Rate of compensation increase	4.00%	4.00%	4.00%
Postretirement Health and Life Plans
Components of net periodic benefit cost
Service cost	8	9	13
Interest cost	58	54	71
Expected return on plan assets	(4)	(5)	(8)
Amortization of transition obligation	0	0	32
Amortization of prior service cost (credits)	4	4	4
Amortization of net actuarial loss (gain)	(89)	(42)	(38)
Recognized loss due to settlements and curtailments	0	6	0
Net periodic benefit cost (income)	$ (23)	$ 26	$ 74
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	4.50%	3.65%	4.65%
Expected return on plan assets	6.00%	6.50%	8.00%